<PAGE >1
UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holding entries
Salem Investment Counselors, Inc. Name of Institutional Investment Manager
480 Shepherd Street Winston-Salem NC 27103 Business Address
(Street) (City) (State) (Zip)
Dale M. Brown, Vice President 336.768.7230
Name, Phone No.,and Title of Person Duly Authorized to Submit This Report. ATTENTION INTENTIONAL MISSTATEMENTS OR OMISSIONS OF
FACT CONSTITUTE FEDERAL CRIMINAL VIOLATIONS.
See 18 U.S.C. AND 15 U.S.C. 78ff(a)
The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted. Pursuant to the requirements of the Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Winston-Salem and State of North Carolina on the 10th day of May, 2010.
Salem Investment Counselors, Inc.
(Name of Institutional Investment Manager)
/s/ DALE M. BROWN
(Manual Signature of Person Duly Authorized To Submit This Report)
Name and 13F file numbers of all Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order). 13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.
Name: 13F File No.: Name: <13F File No.: 1. 6. 2. 7. 3. 8. 4. 9. 5. 10.

 FORM 13F SUMMARY PAGE REPORT SUMMARY:
NUMBER OF OTHER INCLUDED MANAGERS: 0
FORM 13F INFORMATION TABLE ENTRY: 240
FORM 13F INFORMATION TABLE VALUE TOTAL: $511,164,798

FORM 13F
Name of Reporting Manager: Salem Investment Counselors, Inc.


Item 1
Name of Issuer

Item 2
Title of
Class

Item 3
Cusip
Number

Item 4
Fair Market
Value

Item 5
Shares of
Principal
Amount


(a) Sole






3M Company
A D A M, Inc.
Abbott Labs
Accenture PLC CL A
Activision Blizzard, Inc.
Agnico-Eagle Mines Ltd.
Akamai Technologies
Alberto-Culver Co.
Alcoa, Inc.
Alcon, Inc.
Allergan, Inc.
Alliance One International
Altria Group, Inc.
American Express Company
Angeion Corp.
Apache Corp.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

88579Y101
00088U108
002824100
G1151C101
00507V109
8474108
00971T101
01307800
13817101
H01301102
18490102
18772103
02209S103
25816109
03462H404
37411105

$12,635,700
$75,400
$2,864,159
$4,016,335
$1,020,828
$349,886
$1,275,652
$261,500
$840,160
$218,106
$209,024
$720,225
$648,329
$326,367
$55,850
$5,791,895


151,199
18,850
54,369
95,741
84,716
6,285
40,600
10,000
59,000
1,350
3,200
141,498
31,595
7,910
12,650
57,063

151,199
18,850
54,369
95,741
84,716
6,285
40,600
10,000
59,000
1,350
3,200
141,498
31,595
7,910
12,650
57,063



Item 1
Name of Issuer

Item 6
(b) Shares
as defined
in Instr. V.

Item 7
Managers
See Instr.
V.


(a) Sole

Item 8
(b) Shared


(c) None






3M Company
A D A M, Inc.
Abbott Labs
Accenture PLC CL A
Activision Blizzard, Inc.
Agnico-Eagle Mines Ltd.
Akamai Technologies
Alberto-Culver Co.
Alcoa, Inc.
Alcon, Inc.
Allergan, Inc.
Alliance One International
Altria Group, Inc.
American Express Company
Angeion Corp.
Apache Corp.

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

151,199
18,850
54,369
95,741
84,716
6,285
40,600
10,000
59,000
1,350
3,200
141,498
31,595
7,910
12,650
57,063

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0








Apple, Inc.
AT&T Corp.
Automatic Data Processing, Inc.
Baidu, Inc.
Balchem Corp.
BancInsurance Corp
Bank of America Corp.
Bank of Carolinas
Barrick Gold Corp.
Baxter International, Inc.
BB&T Corporation
Beazer Homes USA Inc.
Becton Dickinson & Co.
Berkshire Hathaway, Inc. CL B
Berkshire Hathaway, Inc. DEL CL A
BHP Billiton Ltd. ADR
Biodelivery Sci International, Inc.

common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

037833100
00206R102
53015103
056752108
057665200
05945K102
60505104
06425J102
67901108
71813109
54937107
07556Q105
075887109
084670207
84670108
88606108
09060J106


$11,372,355
$1,759,167
$1,077,241
$839,979
$4,527,441
$868,538
$7,565,116
$189,734
$318,222
$358,512
$13,654,426
$585,547
$547,725
$16,016,285
$2,436,000
$5,266,181
$42,130


48,393
68,079
24,224
1,407
183,669
163,875
423,816
42,163
8,300
6,160
421,563
128,975
6,957
197,075
20
65,565
11,000


48,393
68,079
24,224
1,407
183,669
163,875
423,816
42,163
8,300
6,160
421,563
128,975
6,957
197,075
20
65,565
11,000










Apple, Inc.
AT&T Corp.
Automatic Data Processing, Inc.
Baidu, Inc.
Balchem Corp.
BancInsurance Corp
Bank of America Corp.
Bank of Carolinas
Barrick Gold Corp.
Baxter International, Inc.
BB&T Corporation
Beazer Homes USA Inc.
Becton Dickinson & Co.
Berkshire Hathaway, Inc. CL B
Berkshire Hathaway, Inc. DEL CL A
BHP Billiton Ltd. ADR
Biodelivery Sci International, Inc.

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


48,393
68,079
24,224
1,407
183,669
163,875
423,816
42,163
8,300
6,160
421,563
128,975
6,957
197,075
20
65,565
11,000


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Boardwalk Pipeline Partners
BP PLC Sponsored ADR
Breakwater Resources Ltd
Bristol Myers Squibb Co.
Bruker Corp.
Buckeye Partners LP
Canadian Nat. Res. Ltd.
Capital Bank Corp.
Cass Information Systems, Inc.
Caterpillar, Inc.
Celgene Corp.
Chesapeake Energy Corp.
Chevron Corporation
Cisco Systems, Inc.
Citigroup, Inc.
Claymore Exchanged Traded Fund
Coca-Cola Company

common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


096627104
55622104
106902307
110122108
116794108
118230101
136385101
139793103
14808P109
149123101
151020104
165167107
166764100
17275R102
172967101
18383M100
191216100


$2,053,440
$1,593,166
$57,926
$321,254
$219,750
$834,973
$703,380
$345,980
$375,607
$7,720,368
$837,823
$352,662
$1,739,161
$12,918,559
$890,109
$302,103
$4,014,725


69,000
27,916
153,000
12,032
15,000
13,900
9,500
77,574
12,058
122,838
13,522
14,918
22,935
496,295
219,780
7,075
72,995


69,000
27,916
153,000
12,032
15,000
13,900
9,500
77,574
12,058
122,838
13,522
14,918
22,935
496,295
219,780
7,075
72,995









Boardwalk Pipeline Partners
BP PLC Sponsored ADR
Breakwater Resources Ltd
Bristol Myers Squibb Co.
Bruker Corp.
Buckeye Partners LP
Canadian Nat. Res. Ltd.
Capital Bank Corp.
Cass Information Systems, Inc.
Caterpillar, Inc.
Celgene Corp.
Chesapeake Energy Corp.
Chevron Corporation
Cisco Systems, Inc.
Citigroup, Inc.
Claymore Exchanged Traded Fund
Coca-Cola Company

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


69,000
27,916
153,000
12,032
15,000
13,900
9,500
77,574
12,058
122,838
13,522
14,918
22,935
496,295
219,780
7,075
72,995


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Colgate-Palmolive Co.
CommScope, Inc.
Compass Minerals Intl.
Concepts Direct
ConocoPhillips
Copart, Inc.
Crexus Investment Corp.
Crimson Exploration, Inc.
Curis, Inc.
CVR Energy, Inc.
CVS Caremark Corp.
DCP Midstream Partners LP
Deere & Co., Inc.
Dentsply Intl. Inc. New
Devon Energy Corp.
Diamond Offshore Drilling
Disney, Walt Company

common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


194162103
203372107
20451N101
206013104
20825C104
217204106
226553105
22662K207
231269101
12662P108
126650100
23311P100
244199105
249030107
25179M103
25271C102
254687106

$6,699,219
$3,517,939
$3,592,298
$377
$617,527
$491,636
$501,375
$292,000
$30,700
$322,875
$2,658,022
$922,705
$201,807
$418,560
$7,229,948
$480,462
$825,866


78,574
125,551
44,775
18,850
12,068
13,810
37,500
100,000
10,000
36,900
72,703
28,700
3,394
12,000
112,214
5,410
23,657


78,574
125,551
44,775
18,850
12,068
13,810
37,500
100,000
10,000
36,900
72,703
28,700
3,394
12,000
112,214
5,410
23,657










Colgate-Palmolive Co.
CommScope, Inc.
Compass Minerals Intl.
Concepts Direct
ConocoPhillips
Copart, Inc.
Crexus Investment Corp.
Crimson Exploration, Inc.
Curis, Inc.
CVR Energy, Inc.
CVS Caremark Corp.
DCP Midstream Partners LP
Deere & Co., Inc.
Dentsply Intl. Inc. New
Devon Energy Corp.
Diamond Offshore Drilling
Disney, Walt Company


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


78,574
125,551
44,775
18,850
12,068
13,810
37,500
100,000
10,000
36,900
72,703
28,700
3,394
12,000
112,214
5,410
23,657


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Duke Energy Corporation

Eaton Corp

Ecolab, Inc.

El Paso Pipeline Partners LP

Emagin Corp.

EMC Corp. MASS

Emerson Electric

Encana Corp.

Encore Energy Partners LP

Energy Transfer Equity LP

Energy Transfer Partners LP

Enterprise GP Holdings LP

Enterprise Products Partners

EQT Corp.

Exactech, Inc.

Exxon  Mobile Corporation

Falconstor Software, Inc.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


264399106
278058102
278865100
283702108
29076N206
268648102
291011104
292505104
29257A106
29273V100
29273R109
293716106
293792107
26884L109
30064 109
302290101
306137100

$790,182
$352,179
$340,613
$557,800
$174,464
$563,101
$1,428,045
$1,326,750
$1,536,150
$438,620
$2,731,938
$472,450
$3,547,908
$659,034
$419,400
$4,854,108
$630,788


48,418
4,648
7,750
20,000
46,400
31,214
28,368
42,757
77,000
13,000
58,300
11,000
102,600
16,074
20,000
72,471
181,261


48,418
4,648
7,750
20,000
46,400
31,214
28,368
42,757
77,000
13,000
58,300
11,000
102,600
16,074
20,000
72,471
181,261










Duke Energy Corporation
Eaton Corp
Ecolab, Inc.
El Paso Pipeline Partners LP
Emagin Corp.
EMC Corp. MASS
Emerson Electric
Encana Corp.
Encore Energy Partners LP
Energy Transfer Equity LP
Energy Transfer Partners LP
Enterprise GP Holdings LP
Enterprise Products Partners
EQT Corp.
Exactech, Inc.
Exxon  Mobile Corporation
Falconstor Software, Inc.



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


48,418
4,648
7,750
20,000
46,400
31,214
28,368
42,757
77,000
13,000
58,300
11,000
102,600
16,074
20,000
72,471
181,261



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Fidelity National Info. Services
First Citizens Bancshares CL A
First Community Bancshares NEV
Fiserv, Inc.
Flextronics Intl. Ltd.
FNB United Corp.
FPL Group, Inc.
Freeport McMoran Copper & Gold
FX Energy, Inc.
Gamestop Corp.
General Dynamics Corp.
General Electric Company
Genesis Energy LP
Gerdau SA Spons ADR
Gilead Sciences, Inc.
Glaxo Smith Kline PLC
Global Partners LP


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


31620M106
31946M103
31983A103
337738108
Y2573F102
302519103
302571104
35671D857
302695101
36467W109
369550108
369604103
371927104
373737105
375558103
37733W105
37946R109



$564,904
$1,174,473
$276,593
$203,040
$570,987
$18,151
$223,478
$2,167,696
$288,062
$885,690
$479,644
$8,360,206
$438,525
$814,185
$1,064,225
$232,468
$1,677,000



24,100
  5,909
22,360
  4,000
72,830
15,001
  4,624
25,948
83,983
40,424
  6,213
459,352
 22,500
49,950
23,405
  6,035
75,000



24,100
5,909
22,360
4,000
72,830
15,001
4,624
25,948
83,983
40,424
6,213
459,352
22,500
49,950
23,405
6,035
75,000











Fidelity National Info. Services
First Citizens Bancshares CL A
First Community Bancshares NEV
Fiserv, Inc.
Flextronics Intl. Ltd.
FNB United Corp.
FPL Group, Inc.
Freeport McMoran Copper & Gold
FX Energy, Inc.
Gamestop Corp.
General Dynamics Corp.
General Electric Company
Genesis Energy LP
Gerdau SA Spons ADR
Gilead Sciences, Inc.
Glaxo Smith Kline PLC
Global Partners LP



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


24,100
5,909
22,360
4,000
72,830
15,001
4,624
25,948
83,983
40,424
6,213
459,352
22,500
49,950
23,405
6,035
75,000



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Goldman Sachs Group, Inc.
Google, Inc. CL A
Green Mountain Coffee Roaster
Harold's Stores
Hawkins, Inc.
Hewlet-Packard Company
Highwood Properties, Inc.  REIT
Hubbell Inc. Class B
Huntington Bancshares, Inc.
IAMGOLD Corp.
Intel Corp
International Business Machines
Ipath MSCI India ETN
Iridium Communications Inc.
Ishares FTSE XINHUA
Ishares Iboxx Investor
Ishares Lehman Treasury


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


38141G104
38259P508
393122106
413353202
420261109
428236103
431284108
443510201
446150104
450913108
458140100
459200101
06739F291
46269C102
464287184
464287242
464287176



$2,534,709
$6,242,290
$1,040,868
$11
$2,089,355
$3,077,544
$1,030,717
$580,500
$489,412
$309,216
$6,702,202
$5,697,250
$1,089,120
$1,159,730
$2,845,413
$347,454
$6,657,912



14,855
11,007
10,745
22,455
86,337
57,903
32,484
11,511
90,800
23,390
300,682
44,423
16,292
143,000
67,587
3,285
64,080



14,855
11,007
10,745
22,455
86,337
57,903
32,484
11,511
90,800
23,390
300,682
44,423
16,292
143,000
67,587
3,285
64,080











Goldman Sachs Group, Inc.
Google, Inc. CL A
Green Mountain Coffee Roaster
Harold's Stores
Hawkins, Inc.
Hewlet-Packard Company
Highwood Properties, Inc.  REIT
Hubbell Inc. Class B
Huntington Bancshares, Inc.
IAMGOLD Corp.
Intel Corp
International Business Machines
Ipath MSCI India ETN
Iridium Communications Inc.
Ishares FTSE XINHUA
Ishares Iboxx Investor
Ishares Lehman Treasury

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

14,855
11,007
10,745
22,455
86,337
57,903
32,484
11,511
90,800
23,390
300,682
44,423
16,292
143,000
67,587
3,285
64,080

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Ishares MSCI Eafe Index
Ishares MSCI Emerging
Ishares MSCI Hong Kong
Ishares MSCI Pacific Ex-Jap Indx Fd
Ishares MSCI South Korea Index
Ishares S&P 500 Index Fund
Ishares S&P GLB ERG Sect
Ishares S&P GLB Health Care
Ishares TR - S&P Glbl Info Tech
Ishares TR Comex Gold
Ishares TR Iboxx $ High Yield Corp.
Ishares TR RUS 2000 I FD
Ishares TR Russell Midcap Indx Fnd
Ishares TR S&P Citigroup 1-3 Yr Intl
Johnson & Johnson
Kellogg Company
Kimberly-Clark Corp


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


464287465
464287234
464286871
464286665
464286772
464287200
464287341
464287325
464287291
464285105
464288513
464287655
464287499
464288125
478160104
487836108
494368103

$3,138,071
$9,011,435
$192,222
$472,517
$1,183,500
$3,606,445
$790,073
$572,032
$416,520
$442,226
$274,389
$1,259,770
$2,132,450
$222,292
$13,242,055
$4,270,606
$202,788

56,057
213,934
11,800
10,999
23,670
30,735
22,350
10,900
7,200
4,056
3,105
18,580
23,893
2,200
203,099
79,929
3,225

56,057
213,934
11,800
10,999
23,670
30,735
22,350
10,900
7,200
4,056
3,105
18,580
23,893
2,200
203,099
79,929
3,225









Ishares MSCI Eafe Index

Ishares MSCI Emerging

Ishares MSCI Hong Kong

Ishares MSCI Pacific Ex-Jap Indx Fd

Ishares MSCI South Korea Index

Ishares S&P 500 Index Fund

Ishares S&P GLB ERG Sect

Ishares S&P GLB Health Care

Ishares TR - S&P Global Info Tech

Ishares TR Comex Gold

Ishares TR Iboxx $ High Yield Corp.

Ishares TR RUS 2000 I FD

Ishares TR Russell Midcap Indx Fnd

Ishares TR S&P Citigroup 1-3 Yr Intl

Johnson & Johnson

Kellogg Company

Kimberly-Clark Corp




0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


56,057
213,934
11,800
10,999
23,670
30,735
22,350
10,900
7,200
4,056
3,105
18,580
23,893
2,200
203,099
79,929
3,225

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Kinder Morgan Energy Partners LP
Kinross Gold Corp.
Kraft Foods, Inc. CL A
L-3 Communications Holdings, Inc.
Lab CP of America Holding New
Lee Enterprises, Inc.
Lender Processing Services
Life Technologies Corp.
Lincoln National Corp.
Linn Energy
Lowes Companies Inc.
Magellan Midstream Partners
Main Street Capital Corp.
Market Vectors ETF Brazil Small
Market Vectors ETF TR Global
Market Vectors ETF TR Gold Miners
McDonalds Corporation


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


494550106
496902404
50075N104
502424104
50540R409
523768109
52602 E102
53217V109
534187109
536020100
548661107
559080106
56035L104
57060U613
57060U605
57060U100
580135101

$2,904,648
$182,863
$307,601
$563,708
$333,124
$685,628
$454,888
$480,884
$313,754
$2,263,360
$10,323,133
$1,283,262
$224,097
$2,105,171
$775,720
$241,457
$6,673,668

44,400
10,700
10,172
6,152
4,400
202,250
12,050
9,200
10,220
88,000
425,872
26,999
14,356
46,065
17,200
5,437
100,025

44,400
10,700
10,172
6,152
4,400
202,250
12,050
9,200
10,220
88,000
425,872
26,999
14,356
46,065
17,200
5,437
100,025









Kinder Morgan Energy Partners LP
Kinross Gold Corp.
Kraft Foods, Inc. CL A
L-3 Communications Holdings, Inc.
Lab CP of America Holding New
Lee Enterprises, Inc.
Lender Processing Services
Life Technologies Corp.
Lincoln National Corp.
Linn Energy
Lowes Companies Inc.
Magellan Midstream Partners
Main Street Capital Corp.
Market Vectors ETF Brazil Small
Market Vectors ETF TR Global
Market Vectors ETF TR Gold Miners
McDonalds Corporation



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


44,400
10,700
10,172
6,152
4,400
202,250
12,050
9,200
10,220
88,000
425,872
26,999
14,356
46,065
17,200
5,437
100,025

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Media General, Inc.
Medical Facilities Corp.
Medtronic, Inc.
Merck & Co.
Methode Electronics, Inc. Class A
Mettler-Toledo International, Inc.
Microsoft Corporation
Morgan, JP Chase & Co.
Mosaic Company
National Dentex Corp.
Netflix, Inc.
Newbridge Bancorp
Nokia Corp.
Norfolk Southern Corp.
NovaGold Resources, Inc.
Novartis A G Spon ADR F
Oil Service Holders Dep.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


584404107
58457V206
585055106
589331107
591520200
592688105
594918104
46625H100
61945A107
63563H109
64110L106
65080T102
654902204
655844108
66987E206
66987V109
678002106

$444,883
$112,393
$1,691,687
$5,674,772
$178,200
$829,920
$16,108,096
$3,745,351
$4,486,041
$2,117,192
$511,756
$65,419
$2,124,334
$228,646
$1,388,323
$268,661
$398,050

53,665
10,500
37,568
151,935
18,000
7,600
549,999
83,695
73,820
216,040
6,940
18,401
136,701
4,091
194,443
4,966
3,247

53,665
10,500
37,568
151,935
18,000
7,600
549,999
83,695
73,820
216,040
6,940
18,401
136,701
4,091
194,443
4,966
3,247









Media General, Inc.
Medical Facilities Corp.
Medtronic, Inc.
Merck & Co.
Methode Electronics, Inc. Class A
Mettler-Toledo International, Inc.
Microsoft Corporation
Morgan, JP Chase & Co.
Mosaic Company
National Dentex Corp.
Netflix, Inc.
Newbridge Bancorp
Nokia Corp.
Norfolk Southern Corp.
NovaGold Resources, Inc.
Novartis A G Spon ADR F
Oil Service Holders Dep.

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


53,665

10,500

37,568

151,935

18,000

7,600

549,999

83,695

73,820

216,040

6,940

18,401

136,701

4,091

194,443

4,966

3,247


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Old Rep. Intl. Corp.
Path 1 Network Techs.
Penn Virginia Group Holding LP
Pennymac Mortgage Investment Reit
Pepsico, Inc.
Petroleo Brasileiro
Pfizer, Inc.
Philip Morris International, Inc.
Pimco Corporate Opportunity Fund
Pioneer Natural Res. Co.
Pwrshares ETF Wilderhill Cln Engy
Powershares Exchange Global Water
Powershares QQQ TR Unit Ser 1
Praxair, Inc.
Procter & Gamble
Progress Energy, Inc.
Proshares Short MSCI Emerging


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


680223104
703186205
70788P105
70931T103
713448108
71654V408
717081103
718172109
72201B101
723787107
73935X500
73936T623
73935A104
74005P104
742718109
743263105
74347R396

$466,332
$58
$1,371,750
$830,500
$19,933,677
$3,458,229
$4,013,323
$6,248,038
$198,360
$353,802
$806,760
$794,241
$249,276
$329,676
$13,403,560
$252,927
$375,200

36,777
29,000
75,000
50,000
301,295
77,713
234,013
119,786
12,000
6,282
81,000
44,100
5,176
3,972
211,847
6,426
10,000

36,777
29,000
75,000
50,000
301,295
77,713
234,013
119,786
12,000
6,282
81,000
44,100
5,176
3,972
211,847
6,426
10,000









Old Rep. Intl. Corp.

Path 1 Network Techs.

Penn Virginia Group Holding LP

Pennymac Mortgage Investment Reit

Pepsico, Inc.

Petroleo Brasileiro

Pfizer, Inc.

Philip Morris International, Inc.

Pimco Corporate Opportunity Fund

Pioneer Natural Res. Co.

Pwershares ETF Wilderhill Cln Engy

Powershares Exchange Global Water

Powershares QQQ TR Unit Ser 1

Praxair, Inc.

Procter & Gamble

Progress Energy, Inc.

Proshares Short MSCI Emerging




0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


36,777
29,000
75,000
50,000
301,295
77,713
234,013
119,786
12,000
6,282
81,000
44,100
5,176
3,972
211,847
6,426
10,000

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Qualcomm, Inc.
Raytheon Company
Regions Financial Corp.
RF Micro Devices, Inc.
Ruddick Corp.
S P D R Trust Unit
Saic, Inc.
Sara Lee Corporation
SCBT Finanical Corp.
Skyworks Solutions, Inc.
Solar Enertech Corp.
Sonoco Products
Southern Community Financial
SPDR Gold Trust
SPDR S&P China ETF
SPDR S&P Midcap 400 ETF
Spectra Energy Corp.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

747525103
755111507
758940100
749941100
781258108
78462F103
78390X101
803111103
78401V102
83088M102
834156101
835495102
842632101
78463V107
78463X400
78467Y107
847560109

$6,393,571
$440,110
$119,587
$163,762
$862,475
$1,000,467
$1,133,136
$182,567
$933,778
$464,880
$1,920
$3,161,332
$84,479
$2,429,585
$3,617,707
$458,112
$363,274


152,373
7,705
15,234
32,884
27,259
8,551
64,019
13,106
25,210
29,800
10,000
102,674
38,575
22,300
50,225
3,200
16,124

152,373
7,705
15,234
32,884
27,259
8,551
64,019
13,106
25,210
29,800
10,000
102,674
38,575
22,300
50,225
3,200
16,124









Qualcomm, Inc.
Raytheon Company
Regions Financial Corp.
RF Micro Devices, Inc.
Ruddick Corp.
S P D R Trust Unit
Saic, Inc.
Sara Lee Corporation
SCBT Finanical Corp.
Skyworks Solutions, Inc.
Solar Enertech Corp.
Sonoco Products
Southern Community Financial
SPDR Gold Trust
SPDR S&P China ETF
SPDR S&P Midcap 400 ETF
Spectra Energy Corp.



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


152,373
7,705
15,234
32,884
27,259
8,551
64,019
13,106
25,210
29,800
10,000
102,674
38,575
22,300
50,225
3,200
16,124

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Stericycle, Inc.
Stryker Corporation
Sunoco Logistics Partners LP
Suntrust Banks, Inc.
SVB Financial Group, Inc.
Sysco Corporation
T J X Cos., Inc.
Take Two Interactive Software
Targa Resources Partners LP
Target Corporation
Teck Resources Ltd.
Teekay Offshore Partners LP
Teva Pharmaceutical
Toyota Motor CP ADR
Transocean, Inc.
Triad Guaranty Inc.
Ultra Petroleum Corp.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

858912108
863667101
86764L108
867914103
78486Q101
871829107
872540109
874054109
87611X105
87612E106
878742204
Y8565J101
881624209
892331307
H8817H100
895925105
903914109

$654,000
$492,092
$2,192,000
$568,671
$202,971
$8,424,197
$2,113,882
$100,007
$2,799,456
$469,613
$697,178
$199,200
$9,270,805
$2,729,937
$4,088,020
$175,585
$552,566


12,000
8,600
32,000
21,227
4,350
285,566
49,715
10,135
105,600
8,928
16,005
10,000
146,969
33,946
47,326
462,065
11,850

12,000
8,600
32,000
21,227
4,350
285,566
49,715
10,135
105,600
8,928
16,005
10,000
146,969
33,946
47,326
462,065
11,850









Stericycle, Inc.
Stryker Corporation
Sunoco Logistics Partners LP
Suntrust Banks, Inc.
SVB Financial Group, Inc.
Sysco Corporation
T J X Cos., Inc.
Take Two Interactive Software
Targa Resources Partners LP
Target Corporation
Teck Resources Ltd.
Teekay Offshore Partners LP
Teva Pharmaceutical
Toyota Motor CP ADR
Transocean, Inc.
Triad Guaranty Inc.
Ultra Petroleum Corp.



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


12,000
8,600
32,000
21,227
4,350
285,566
49,715
10,135
105,600
8,928
16,005
10,000
146,969
33,946
47,326
462,065
11,850

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Unifirst Corporation - Mass
Union Pacific Corp.
United Technologies Corp.
Vale SA ADR
Vanguard Bond Index
Vanguard Emerging Markets Vipers
Vanguard Growth ETF
Vanguard Large Cap
Vanguard Mega Cap 300 Growth
Vanguard Mid-Cap ETF
Vanguard Total Stock Market
Verizon Communications
VF Corporation
Walgreen Company
Wal-Mart Stores, Inc.
Wells Fargo & Co.
XTO Energy, Inc.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

904708104
907818108
913017109
91912E105
921937819
922042858
922908736
922908637
921910816
922908629
922908769
92343V104
918204108
931422109
931142103
949746101
98385X106

$779,453
$631,919
$8,271,997
$4,190,816
$974,840
$4,862,635
$299,970
$242,782
$247,202
$285,877
$323,574
$610,660
$1,838,881
$5,664,459
$5,769,946
$2,775,219
$3,694,147


15,135
8,621
112,376
130,190
12,143
115,365
5,400
4,555
5,675
4,390
5,430
19,686
22,943
152,722
103,776
89,178
78,299

15,135
8,621
112,376
130,190
12,143
115,365
5,400
4,555
5,675
4,390
5,430
19,686
22,943
152,722
103,776
89,178
78,299









Unifirst Corporation - Mass
Union Pacific Corp.
United Technologies Corp.
Vale SA ADR
Vanguard Bond Index
Vanguard Emerging Markets Vipers
Vanguard Growth ETF
Vanguard Large Cap
Vanguard Mega Cap 300 Growth
Vanguard Mid-Cap ETF
Vanguard Total Stock Market
Verizon Communications
VF Corporation
Walgreen Company
Wal-Mart Stores, Inc.
Wells Fargo & Co.
XTO Energy, Inc.



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


15,135
8,621
112,376
130,190
12,143
115,365
5,400
4,555
5,675
4,390
5,430
19,686
22,943
152,722
103,776
89,178
78,299

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Yum Brands, Inc.
Zimmer Holdings, Inc.
Zions Bancorporation


common
common
common

988498101
98956P102
989701107

$421,247
$1,281,917
$475,675

10,990
21,654
21,780

10,990
21,654
21,780


Grand Total 03/31/10




$511,164,798












Yum Brands, Inc.
Zimmer Holdings, Inc.
Zions Bancorporation

0
0
0

0
0
0

10,990
21,654
21,780

0
0
0

0
0
0



















